Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Preferred Shares	Additional paid in capital	Currency translation reserve	Accumulated deficit	Total
Balance at Dec. 31, 2018	$ 396	$ 524	$ 27,326	$ (2,251)	$ (16,289)	$ 9,706
Balance (in Shares) at Dec. 31, 2018	3,509,405	4,958,705
Conversion of Preferred Shares to Ordinary Shares	$ 605	$ (524)	(81)
Conversion of Preferred Shares to Ordinary Shares (in Shares)	5,479,547	(4,958,705)
Issuance of shares upon exercise of warrants	$ 2		247			249
Issuance of shares upon exercise of warrants (in Shares)	20,348
Issuance of shares for cash consideration of $8,362 net of $655 issuance costs	$ 76		7,631			7,707
Issuance of shares for cash consideration of $8,362 net of $655 issuance costs (in Shares)	682,631
Shares issued in conjunction with share option exercise	$ 25		574			599
Shares issued in conjunction with share option exercise (in Shares)	221,641
Issuance of shares in connection with the merger	$ 47		597			644
Issuance of shares in connection with the merger (in Shares)	420,554
Stock based compensation			810			810
Other comprehensive gain				951		951
Net loss					(9,384)	(9,384)
Balance at Dec. 31, 2019	$ 1,151		37,104	(1,300)	(25,673)	11,282
Balance (in Shares) at Dec. 31, 2019	10,334,126
Issuance of shares and warrants for cash consideration of $26,968 net of $2,501 issuance costs	$ 382		24,085			24,467
Issuance of shares and warrants for cash consideration of $26,968 net of $2,501 issuance costs (in Shares)	3,286,416
Exercise of options	$ 4		97			$ 101
Exercise of options (in Shares)	37,746					929,646
Exercise of warrants	$ 109		8,405			$ 8,514
Exercise of warrants (in Shares)	929,646
Stock based compensation			670			670
Stock based compensation (in Shares)
Other comprehensive gain				2,277		2,277
Net loss					(11,824)	(11,824)
Balance at Dec. 31, 2020	$ 1,646		70,361	977	(37,497)	35,487
Balance (in Shares) at Dec. 31, 2020	14,587,934
Issuance of shares and warrants for cash consideration of $57,629 net of $4,455 issuance costs	$ 352		52,822			53,174
Issuance of shares and warrants for cash consideration of $57,629 net of $4,455 issuance costs (in Shares)	2,848,629
Exercise of options	$ 5		101			$ 106
Exercise of options (in Shares)	39,131					855,813
Exercise of warrants	$ 104		7,598			$ 7,702
Exercise of warrants (in Shares)	855,813
Stock based compensation			2,914			2,914
Other comprehensive gain				124		124
Net loss					(14,468)	(14,468)
Balance at Dec. 31, 2021	$ 2,107		$ 133,796	$ 1,101	$ (51,965)	$ 85,039
Balance (in Shares) at Dec. 31, 2021	18,331,507